Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 97.8%
Security	Shares	Value
Aerospace & Defense — 3.5%
Hexcel Corp.	357,373	$ 25,223,386
Huntington Ingalls Industries, Inc.	183,548	40,479,676
		$ 65,703,062
Banks — 7.7%
Bank of America Corp.(1)	435,675	$ 15,457,749
Citizens Financial Group, Inc.	272,327	11,797,206
JPMorgan Chase & Co.	528,940	74,030,442
M&T Bank Corp.	43,055	6,716,580
Truist Financial Corp.	606,336	29,946,935
Wells Fargo & Co.	145,704	6,829,147
		$ 144,778,059
Beverages — 2.1%
Constellation Brands, Inc., Class A	170,375	$ 39,445,220
		$ 39,445,220
Biotechnology — 1.7%
AbbVie, Inc.	60,658	$ 8,962,220
Neurocrine Biosciences, Inc.(2)	202,995	22,518,235
		$ 31,480,455
Building Products — 2.2%
Johnson Controls International PLC	589,739	$ 41,028,142
		$ 41,028,142
Capital Markets — 5.0%
Charles Schwab Corp. (The)	414,903	$ 32,121,790
Goldman Sachs Group, Inc. (The)(1)	58,566	21,424,029
S&P Global, Inc.	49,025	18,381,434
Stifel Financial Corp.	322,786	21,759,004
		$ 93,686,257
Chemicals — 2.2%
Linde PLC	98,336	$ 32,543,316
Sherwin-Williams Co. (The)	35,518	8,403,203
		$ 40,946,519
Communications Equipment — 1.6%
Cisco Systems, Inc.	615,024	$ 29,933,218
		$ 29,933,218
Security	Shares	Value
Containers & Packaging — 1.1%
Ball Corp.	178,956	$ 10,422,397
Packaging Corp. of America	78,651	11,223,498
		$ 21,645,895
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	909,291	$ 37,799,227
		$ 37,799,227
Electric Utilities — 3.3%
Edison International	217,806	$ 15,006,833
NextEra Energy, Inc.	625,601	46,688,603
		$ 61,695,436
Electrical Equipment — 1.3%
Eaton Corp. PLC	150,043	$ 24,338,475
		$ 24,338,475
Energy Equipment & Services — 1.8%
Halliburton Co.	816,933	$ 33,673,978
		$ 33,673,978
Entertainment — 2.8%
Walt Disney Co. (The)(1)(2)	487,063	$ 52,841,465
		$ 52,841,465
Equity Real Estate Investment Trusts (REITs) — 5.0%
CubeSmart	423,209	$ 19,378,740
EastGroup Properties, Inc.	143,374	24,122,676
First Industrial Realty Trust, Inc.	214,565	11,447,043
Invitation Homes, Inc.	408,990	13,292,175
Mid-America Apartment Communities, Inc.	154,602	25,775,245
		$ 94,015,879
Food & Staples Retailing — 1.8%
BJ's Wholesale Club Holdings, Inc.(1)(2)	466,555	$ 33,811,241
		$ 33,811,241
Food Products — 1.5%
Hershey Co. (The)	49,952	$ 11,219,219
Mondelez International, Inc., Class A	257,389	16,843,536
		$ 28,062,755
Health Care Equipment & Supplies — 4.0%
Abbott Laboratories	138,739	$ 15,337,597
Boston Scientific Corp.(2)	543,148	25,120,595

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Teleflex, Inc.	65,000	$ 15,822,300
Zimmer Biomet Holdings, Inc.	144,665	18,421,641
		$ 74,702,133
Health Care Providers & Services — 0.5%
Humana, Inc.	19,137	$ 9,792,403
		$ 9,792,403
Hotels, Restaurants & Leisure — 0.7%
Papa John's International, Inc.	141,451	$ 12,686,740
		$ 12,686,740
Insurance — 5.3%
American International Group, Inc.(1)	652,834	$ 41,272,165
Arch Capital Group, Ltd.	270,708	17,420,060
Reinsurance Group of America, Inc.	144,604	21,946,549
Travelers Cos., Inc. (The)	105,607	20,183,610
		$ 100,822,384
Interactive Media & Services — 2.3%
Alphabet, Inc., Class C(1)(2)	443,060	$ 44,248,402
		$ 44,248,402
IT Services — 2.0%
Fidelity National Information Services, Inc.(1)	338,560	$ 25,405,542
Fiserv, Inc.(2)	120,991	12,907,320
		$ 38,312,862
Leisure Products — 1.9%
Hasbro, Inc.	595,964	$ 35,263,190
		$ 35,263,190
Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.(1)	51,346	$ 29,284,164
Waters Corp.(2)	74,452	24,463,438
		$ 53,747,602
Machinery — 3.4%
Ingersoll Rand, Inc.	206,888	$ 11,585,728
PACCAR, Inc.	177,163	19,365,688
Westinghouse Air Brake Technologies Corp.	322,784	33,508,207
		$ 64,459,623
Security	Shares	Value
Metals & Mining — 1.0%
Steel Dynamics, Inc.	157,754	$ 19,031,443
		$ 19,031,443
Multiline Retail — 1.5%
Dollar Tree, Inc.(1)(2)	191,597	$ 28,774,037
		$ 28,774,037
Multi-Utilities — 1.8%
CMS Energy Corp.	196,739	$ 12,431,938
Sempra Energy(1)	130,895	20,986,395
		$ 33,418,333
Oil, Gas & Consumable Fuels — 7.3%
Chevron Corp.(1)	294,012	$ 51,163,968
ConocoPhillips(1)	337,374	41,115,769
EOG Resources, Inc.(1)	211,142	27,923,530
EQT Corp.(1)	546,156	17,842,917
		$ 138,046,184
Personal Products — 0.9%
Estee Lauder Cos., Inc. (The), Class A	60,964	$ 16,891,905
		$ 16,891,905
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.(1)	373,399	$ 27,127,437
Johnson & Johnson(1)	119,684	19,558,759
Novo Nordisk A/S ADR	219,792	30,502,734
Royalty Pharma PLC, Class A	240,060	9,407,952
Sanofi	319,201	31,257,574
Zoetis, Inc.	181,489	30,034,615
		$ 147,889,071
Road & Rail — 0.6%
CSX Corp.	393,549	$ 12,168,535
		$ 12,168,535
Semiconductors & Semiconductor Equipment — 3.9%
Micron Technology, Inc.	535,453	$ 32,287,816
QUALCOMM, Inc.	74,970	9,986,754
Texas Instruments, Inc.	172,078	30,493,942
		$ 72,768,512
Software — 1.6%
VMware, Inc., Class A(2)	244,347	$ 29,925,177
		$ 29,925,177

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Specialty Retail — 1.5%
Lithia Motors, Inc.	64,290	$ 16,921,128
Lowe's Cos., Inc.	59,081	12,303,618
		$ 29,224,746
Technology Hardware, Storage & Peripherals — 0.4%
Apple, Inc.(1)	59,265	$ 8,551,347
		$ 8,551,347
Total Common Stocks (identified cost $1,374,666,896)		$1,845,609,912

Corporate Bonds — 16.6%
Security	Principal Amount (000's omitted)	Value
Banks — 10.0%
Australia & New Zealand Banking Group, Ltd., 6.75% to 6/15/26(3)(4)(5)	$1,110	$ 1,120,362
Banco Davivienda S.A., 6.65% to 4/22/31(3)(4)(5)	1,800	1,416,596
Banco Mercantil del Norte S.A./Grand Cayman:
7.50% to 6/27/29(3)(4)(5)	4,421	4,260,054
7.625% to 1/10/28(3)(4)(5)	2,101	2,080,809
8.375% to 10/14/30(3)(4)(5)	2,300	2,367,159
Bank of America Corp.:
3.846% to 3/8/32, 3/8/37(5)	425	370,887
Series TT, 6.125% to 4/27/27(4)(5)	11,331	11,370,659
Bank of Nova Scotia (The), 8.625% to 10/27/27, 10/27/82(5)	6,700	7,138,651
Barclays PLC:
6.125% to 12/15/25(4)(5)	7,552	7,221,524
8.00% to 3/15/29(4)(5)	7,020	7,066,683
Bilbao Vizcaya Argentaria S.A., 6.125% to 11/16/27(4)(5)	5,600	5,204,399
BNP Paribas S.A.:
4.625% to 2/25/31(3)(4)(5)	2,362	1,938,041
7.75% to 8/16/29(3)(4)(5)	7,600	7,885,000
Citigroup, Inc., Series W, 4.00% to 12/10/25(4)(5)	9,946	9,226,321
Credit Suisse Group AG:
5.25% to 2/11/27(3)(4)(5)	2,350	1,768,375
9.75% to 6/23/27(3)(4)(5)	11,922	11,594,145
Farm Credit Bank of Texas, Series 3, 6.20% to 6/15/28(3)(4)(5)	5,827	5,273,435
HSBC Holdings PLC, 4.60% to 12/17/30(4)(5)	10,317	8,772,029
Huntington Bancshares, Inc., Series F, 5.625% to 7/15/30(4)(5)	5,549	5,477,978
Security	Principal Amount (000's omitted)	Value
Banks (continued)
ING Groep NV, 6.50% to 4/16/25(4)(5)	$1,555	$ 1,522,011
Lloyds Banking Group PLC, 7.50% to 6/27/24(4)(5)	11,145	11,077,238
Natwest Group PLC:
4.60% to 6/28/31(4)(5)	1,477	1,135,444
6.00% to 12/29/25(4)(5)	3,129	2,996,018
8.00% to 8/10/25(4)(5)	8,348	8,451,974
PNC Financial Services Group, Inc. (The), Series U, 6.00% to 5/15/27(4)(5)	5,000	4,987,000
Societe Generale S.A.:
5.375% to 11/18/30(3)(4)(5)	6,741	5,813,637
9.375% to 11/22/27(3)(4)(5)	1,350	1,452,938
Standard Chartered PLC:
4.75% to 1/14/31(3)(4)(5)	4,440	3,808,521
6.00% to 7/26/25(3)(4)(5)	5,938	5,848,930
SVB Financial Group., Series C, 4.00% to 5/15/26(4)(5)	2,774	2,224,383
Toronto-Dominion Bank (The), 8.125% to 10/31/27, 10/31/82(5)	9,125	9,706,719
Truist Financial Corp., Series Q, 5.10% to 3/1/30(4)(5)	1,848	1,799,946
UBS Group AG:
4.375% to 2/10/31(3)(4)(5)	1,499	1,232,778
4.875% to 2/12/27(3)(4)(5)	5,500	4,957,700
6.875% to 8/7/25(4)(5)(6)	2,675	2,662,494
UniCredit SpA, 7.296% to 4/2/29, 4/2/34(3)(5)	7,295	7,100,311
Wells Fargo & Co., Series BB, 3.90% to 3/15/26(4)(5)	8,166	7,533,135
Zions Bancorp NA, 5.80% to 6/15/23(4)(5)	2,743	2,706,123
		$ 188,570,407
Capital Markets — 0.6%
AerCap Holdings NV, 5.875% to 10/10/24, 10/10/79(5)	$6,430	$ 6,167,913
Charles Schwab Corp. (The), Series I, 4.00% to 6/1/26(4)(5)	5,812	5,362,442
		$ 11,530,355
Diversified Financial Services — 0.5%
American AgCredit Corp., Series QIB, 5.25% to 6/15/26(3)(4)(5)	$9,955	$ 8,772,844
Goldman Sachs Group, Inc. (The), Series V, 4.125% to 11/10/26(4)(5)	2,007	1,787,693
Unifin Financiera SAB de CV, 7.375%, 2/12/26(3)(7)	2,410	108,450
		$ 10,668,987
Electric Utilities — 0.6%
Dominion Energy, Inc., Series C, 4.35% to 1/15/27(4)(5)	$1,933	$ 1,739,700
Edison International, Series B, 5.00% to 12/15/26(4)(5)	1,455	1,297,263

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Electric Utilities (continued)
Emera, Inc., Series 16-A, 6.75% to 6/15/26, 6/15/76(5)	$5,475	$ 5,397,710
Southern California Edison Co., Series E, 8.639%, (3 mo. USD LIBOR + 4.199%)(4)(8)	3,225	3,200,813
		$ 11,635,486
Food Products — 0.6%
Land O' Lakes, Inc., 8.00%(3)(4)	$11,397	$ 10,783,386
		$ 10,783,386
Gas Utilities — 0.5%
NiSource, Inc., 5.65% to 6/15/23(4)(5)	$9,015	$ 8,790,142
		$ 8,790,142
Independent Power and Renewable Electricity Producers — 0.2%
Algonquin Power & Utilities Corp., 4.75% to 1/18/27, 1/18/82(5)	$5,554	$ 4,699,961
		$ 4,699,961
Insurance — 1.8%
Corebridge Financial, Inc., 6.875% to 9/15/27, 12/15/52(3)(5)	$7,050	$ 7,023,070
Liberty Mutual Group, Inc., 4.125% to 9/15/26, 12/15/51(3)(5)	11,601	9,944,841
Lincoln National Corp., 9.25% to 12/1/27(4)(5)	2,092	2,316,890
Prudential Financial, Inc., 5.125% to 11/28/31, 3/1/52(5)	2,904	2,712,990
QBE Insurance Group, Ltd., 5.875% to 5/12/25(3)(4)(5)	12,035	11,884,563
		$ 33,882,354
Multi-Utilities — 0.6%
Centerpoint Energy, Inc., Series A, 6.125% to 9/1/23(4)(5)	$11,713	$ 11,529,984
		$ 11,529,984
Oil and Gas — 0.3%
Petroleos Mexicanos, 6.50%, 3/13/27	$5,300	$ 5,010,208
		$ 5,010,208
Oil, Gas & Consumable Fuels — 0.6%
EnLink Midstream Partners, L.P., Series C, 8.879%, (3 mo. USD LIBOR + 4.11%)(4)(8)	$7,631	$ 6,421,296
Plains All American Pipeline, L.P., Series B, 8.716%, (3 mo. USD LIBOR + 4.11%)(4)(8)	5,299	4,848,585
		$ 11,269,881
Security	Principal Amount (000's omitted)	Value
Pipelines — 0.3%
Energy Transfer, L.P., Series B, 6.625% to 2/15/28(4)(5)	$6,395	$ 5,364,957
		$ 5,364,957
Total Corporate Bonds (identified cost $324,333,784)		$ 313,736,108

Exchange-Traded Funds — 2.0%
Security	Shares	Value
Equity Funds — 2.0%
Global X U.S. Preferred ETF	821,486	$ 17,760,528
iShares Preferred & Income Securities ETF	586,917	19,720,411
Total Exchange-Traded Funds (identified cost $39,033,845)		$ 37,480,939

Preferred Stocks — 7.0%
Security	Shares	Value
Banks — 2.0%
AgriBank FCB, 6.875% to 1/1/24(5)	92,513	$ 9,267,490
Farm Credit Bank of Texas, 6.75% to 9/15/23(3)(5)	8,283	834,064
First Republic Bank:
Series M, 4.00%	313,300	5,727,124
Series N, 4.50%	115,013	2,283,008
JPMorgan Chase & Co.:
Series JJ, 4.55%	585,195	12,406,134
Series LL, 4.625%	212,000	4,555,880
Truist Financial Corp., 5.25%	79,793	1,929,395
Wells Fargo & Co., Series L, 7.50% (Convertible)	1,115	1,402,659
		$ 38,405,754
Capital Markets — 0.9%
Affiliated Managers Group, Inc., 4.75%	281,231	$ 5,624,620
KKR Group Finance Co. IX, LLC, 4.625%	175,307	3,465,819
Stifel Financial Corp., Series D, 4.50%	362,000	6,961,260
		$ 16,051,699
Electric Utilities — 1.2%
Brookfield BRP Holdings Canada, Inc., 4.625%	338,000	$ 6,006,260
SCE Trust III, Series H, 5.75% to 3/15/24(5)	132,296	2,956,815
SCE Trust IV, Series J, 5.375% to 9/15/25(5)	70,515	1,417,351
SCE Trust V, Series K, 5.45% to 3/15/26(5)	130,020	2,890,345

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Electric Utilities (continued)
SCE Trust VI, 5.00%	10,556	$ 219,354
Southern Co. (The), 4.95%	430,000	9,700,800
		$ 23,190,925
Equity Real Estate Investment Trusts (REITs) — 0.2%
SITE Centers Corp., Series A, 6.375%	164,660	$ 4,123,086
		$ 4,123,086
Insurance — 0.6%
American Equity Investment Life Holding Co., Series B, 6.625% to 9/1/25(5)	336,874	$ 8,661,031
Arch Capital Group, Ltd., Series G, 4.55%	167,948	3,357,280
		$ 12,018,311
Oil, Gas & Consumable Fuels — 0.8%
NuStar Energy, L.P., Series B, 10.379%, (3 mo. USD LIBOR + 5.643%)(8)	653,604	$ 15,189,757
		$ 15,189,757
Pipelines — 0.4%
Energy Transfer, L.P.:
Series C, 7.375% to 5/15/23(5)	210,000	$ 5,008,500
Series E, 7.60% to 5/15/24(5)	108,840	2,612,160
		$ 7,620,660
Real Estate Management & Development — 0.5%
Brookfield Property Partners, L.P.:
Series A-1, 6.50%	185,075	$ 3,734,814
Series A2, 6.375%	242,352	4,815,534
		$ 8,550,348
Telecommunications — 0.4%
United States Cellular Corp., 5.50%	392,765	$ 7,285,791
		$ 7,285,791
Total Preferred Stocks (identified cost $144,973,210)		$ 132,436,331

Short-Term Investments — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.14%(9)	13,563,132	$ 13,563,132
Total Short-Term Investments (identified cost $13,563,132)		$ 13,563,132
Total Investments — 124.1%(10) (identified cost $1,896,570,867)		$2,342,826,422
Other Assets, Less Liabilities — (24.1)%		$ (454,755,814)
Net Assets — 100.0%		$1,888,070,608
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at January 31, 2023 pursuant to the Liquidity Agreement. The aggregate market value of securities on loan at January 31, 2023 was $349,563,777 and the total market value of the collateral received by State Street Bank and Trust Company was $353,669,558, comprised of cash.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2023, the aggregate value of these securities is $119,270,009 or 6.3% of the Fund's net assets.
(4)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(5)	Security converts to variable rate after the indicated fixed-rate coupon period.
(6)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2023, the aggregate value of these securities is $2,662,494 or 0.1% of the Fund's net assets.
(7)	Issuer is in default with respect to interest and/or principal payments.
(8)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2023.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2023.
(10)	The Fund has granted a security interest in all the Fund’s investments, unless otherwise pledged, in connection with the Liquidity Agreement.

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

Country Concentration of Portfolio
Country	Percentage of Total Investments	Value
United States	85.0%	$1,991,935,001
Ireland	3.0	71,534,530
United Kingdom	2.8	65,786,313
France	2.1	48,347,190
Canada	1.4	32,949,301
Denmark	1.3	30,502,734
Switzerland	0.9	22,215,492
Mexico	0.6	13,826,680
Australia	0.6	13,004,925
Italy	0.3	7,100,311
Spain	0.2	5,204,399
Netherlands	0.1	1,522,011
Colombia	0.1	1,416,596
Exchange-Traded Funds	1.6	37,480,939
Total Investments	100.0%	$2,342,826,422
Abbreviations:
ADR	– American Depositary Receipt
LIBOR	– London Interbank Offered Rate
Currency Abbreviations:
USD	– United States Dollar
The Fund did not have any open derivative instruments at January 31, 2023.
Affiliated Investments
At January 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $13,563,132, which represents 0.7% of the Fund's net assets. Transactions in such funds by the Fund for the fiscal year to date ended January 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$87,500,329	$(73,937,197)	$ —	$ —	$13,563,132	$72,239	13,563,132
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Eaton Vance
Tax-Advantaged Dividend Income Fund
January 31, 2023
Portfolio of Investments (Unaudited) — continued

•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Communication Services	$ 134,889,094	$ —	$ —	$ 134,889,094
Consumer Discretionary	105,948,713	—	—	105,948,713
Consumer Staples	118,211,121	—	—	118,211,121
Energy	171,720,162	—	—	171,720,162
Financials	339,286,700	—	—	339,286,700
Health Care	286,354,090	31,257,574	—	317,611,664
Industrials	207,697,837	—	—	207,697,837
Information Technology	179,491,116	—	—	179,491,116
Materials	81,623,857	—	—	81,623,857
Real Estate	94,015,879	—	—	94,015,879
Utilities	95,113,769	—	—	95,113,769
Total Common Stocks	$1,814,352,338	$31,257,574*	$ —	$1,845,609,912
Corporate Bonds	$ —	$313,736,108	$ —	$ 313,736,108
Exchange-Traded Funds	37,480,939	—	—	37,480,939
Preferred Stocks:
Communication Services	7,285,791	—	—	7,285,791
Energy	22,810,417	—	—	22,810,417
Financials	56,374,210	10,101,554	—	66,475,764
Real Estate	12,673,434	—	—	12,673,434
Utilities	23,190,925	—	—	23,190,925
Total Preferred Stocks	$ 122,334,777	$ 10,101,554	$ —	$ 132,436,331
Short-Term Investments	$ 13,563,132	$ —	$ —	$ 13,563,132
Total Investments	$1,987,731,186	$355,095,236	$ —	$2,342,826,422
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.